Schedule of Investments (unaudited) October 31, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 83.4%
Abacus Property Group	578,673	$1,562,776
Acadia Realty Trust	109,910	2,349,876
Activia Properties, Inc.	885	3,628,210
Advance Residence Investment Corp.	1,616	5,302,777
Aedifica SA	45,008	6,001,821
AEON REIT Investment Corp.	1,994	2,695,574
Agree Realty Corp.	84,521	6,006,062
AIMS APAC REIT(a)	692,200	739,168
Alexander & Baldwin, Inc.	90,038	2,208,632
Alexandria Real Estate Equities, Inc.	194,091	39,621,737
Allied Properties Real Estate Investment Trust	157,484	5,442,462
alstria office REIT-AG	221,598	4,142,072
American Assets Trust, Inc.	63,466	2,400,919
American Campus Communities, Inc.	171,254	9,199,765
American Finance Trust, Inc.	155,026	1,283,615
American Homes 4 Rent, Class A	355,804	14,445,642
Americold Realty Trust	326,915	9,634,185
Apartment Income REIT Corp.	197,845	10,606,470
Apartment Investment and Management Co., Class A	188,862	1,431,574
APN Industria REIT	319,245	812,354
Apple Hospitality REIT, Inc.	266,418	4,185,427
ARA LOGOS Logistics Trust	1,595,100	1,066,276
Arena REIT(a)	401,044	1,364,913
Argosy Property Ltd.	1,042,104	1,166,365
Armada Hoffler Properties, Inc.	75,329	1,032,761
Artis Real Estate Investment Trust	117,617	1,113,826
Ascencio	5,983	344,804
Ascendas Real Estate Investment Trust	4,293,259	9,833,413
Ascott Residence Trust	2,256,900	1,725,754
Assura PLC	3,253,752	3,246,182
AvalonBay Communities, Inc.	175,411	41,516,275
Aventus Group	520,447	1,342,466
Befimmo SA	25,514	1,044,094
Big Yellow Group PLC	211,429	4,279,506
BMO Commercial Property Trust Ltd.	641,813	899,434
BMO Real Estate Investments Ltd.	272,150	317,451
Boardwalk Real Estate Investment Trust	46,525	2,007,086
Boston Properties, Inc.	196,414	22,320,487
Brandywine Realty Trust	215,669	2,857,614
British Land Co. PLC	1,176,525	7,943,866
Brixmor Property Group, Inc.	370,258	8,678,848
Broadstone Net Lease, Inc.	192,280	5,112,725
BWP Trust	609,278	1,952,081
Camden Property Trust	122,378	19,959,852
Canadian Apartment Properties REIT	214,137	10,455,962
Capital & Counties Properties PLC	920,899	2,077,019
CapitaLand Integrated Commercial Trust	5,982,039	9,526,130
CareTrust REIT, Inc.	118,372	2,456,219
Carmila SA	46,793	709,076
CDL Hospitality Trusts(a)(b)	1,044,600	929,538
Centerspace	17,293	1,750,743
Centuria Industrial REIT	584,380	1,611,880
Centuria Office REIT	576,866	1,046,897
Champion REIT	2,585,000	1,355,910
Charter Hall Education Trust	411,556	1,184,433
Charter Hall Long Wale REIT	682,647	2,504,366
Charter Hall Retail REIT	602,521	1,869,238
Choice Properties Real Estate Investment Trust	327,104	3,935,503
Civitas Social Housing PLC	806,929	1,036,960
Cofinimmo SA	37,779	6,095,034

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Columbia Property Trust, Inc.	142,484	$2,731,418
Comforia Residential REIT, Inc.	782	2,277,903
Cominar Real Estate Investment Trust	216,661	2,022,006
Community Healthcare Trust, Inc.	29,047	1,389,608
CoreSite Realty Corp.	55,064	7,844,417
Corporate Office Properties Trust	143,460	3,890,635
Cousins Properties, Inc.	185,274	7,338,703
Covivio	62,710	5,431,557
Crombie Real Estate Investment Trust	124,439	1,858,139
Cromwell European Real Estate Investment Trust	397,700	1,218,314
Cromwell Property Group	1,726,795	1,056,781
CubeSmart	252,519	13,891,070
Custodian REIT PLC	503,149	669,305
CyrusOne, Inc.	155,900	12,786,918
Daiwa House REIT Investment Corp.	2,655	7,618,875
Daiwa Office Investment Corp.	343	2,214,029
Daiwa Securities Living Investments Corp.	2,421	2,445,733
Derwent London PLC	126,290	5,841,643
Dexus	1,356,277	11,125,244
DiamondRock Hospitality Co.(c)	257,220	2,325,269
Digital Realty Trust, Inc.	353,193	55,737,387
DigitalBridge Group, Inc.(c)	607,618	4,071,041
Diversified Healthcare Trust	307,287	1,118,525
Douglas Emmett, Inc.	207,902	6,794,237
Dream Industrial Real Estate Investment Trust	249,882	3,422,350
Dream Office Real Estate Investment Trust	45,031	849,607
Duke Realty Corp.	470,925	26,484,822
Easterly Government Properties, Inc.	107,647	2,263,816
EastGroup Properties, Inc.	49,454	9,781,012
Empire State Realty Trust, Inc., Class A	179,734	1,739,825
Empiric Student Property PLC(c)	770,107	932,728
EPR Properties	94,513	4,745,498
Equinix, Inc.	112,530	94,195,487
Equity Commonwealth(c)	148,915	3,861,366
Equity LifeStyle Properties, Inc.	218,590	18,473,041
Equity Residential	463,763	40,069,123
ESR-REIT(a)	3,343,900	1,190,265
Essential Properties Realty Trust, Inc.	144,814	4,314,009
Essex Property Trust, Inc.	81,532	27,715,173
Eurocommercial Properties NV	61,445	1,434,104
Extra Space Storage, Inc.	164,998	32,565,655
Far East Hospitality Trust(b)	1,210,000	579,152
Federal Realty Investment Trust	97,075	11,682,976
First Capital Real Estate Investment Trust	271,150	3,873,571
First Industrial Realty Trust, Inc.	161,007	9,375,438
Fortune Real Estate Investment Trust	1,694,000	1,757,101
Four Corners Property Trust, Inc.	93,244	2,704,076
Frasers Centrepoint Trust(a)	1,323,105	2,365,972
Frasers Logistics & Commercial Trust(a)	3,553,000	4,000,794
Frontier Real Estate Investment Corp.	609	2,694,302
Fukuoka REIT Corp.	933	1,384,771
Gaming and Leisure Properties, Inc.	277,313	13,446,907
GCP Student Living PLC	592,383	1,705,629
Gecina SA	65,451	9,159,127
Getty Realty Corp.	50,645	1,626,717
Global Net Lease, Inc.	125,476	2,010,126
Global One Real Estate Investment Corp.	1,237	1,274,086
GLP J-REIT	5,333	8,698,440
Goodman Property Trust	1,349,114	2,405,652
GPT Group	2,434,343	9,503,787
Granite Real Estate Investment Trust	77,116	6,251,032
Great Portland Estates PLC	324,807	3,247,894

1

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Growthpoint Properties Australia Ltd.	348,366	$1,093,289
H&R Real Estate Investment Trust	352,903	4,850,420
Hamborner REIT AG	88,712	995,610
Hammerson PLC(a)	5,193,779	2,280,465
Hankyu Hanshin REIT, Inc.	831	1,225,595
Healthcare Realty Trust, Inc.	183,124	6,054,079
Healthcare Trust of America, Inc., Class A	273,682	9,138,242
Healthpeak Properties, Inc.	678,258	24,084,942
Heiwa Real Estate REIT, Inc.	1,101	1,537,169
Hibernia REIT PLC	866,417	1,261,988
Highwoods Properties, Inc.	128,350	5,755,214
Home Consortium Ltd.	171,881	1,029,208
HomeCo Daily Needs REIT	475,496	515,076
Hoshino Resorts REIT, Inc.	284	1,854,393
Host Hotels & Resorts, Inc.(c)	889,413	14,968,821
Hotel Property Investments	215,898	582,882
Hudson Pacific Properties, Inc.	187,677	4,832,683
Hulic REIT, Inc.	1,531	2,319,445
ICADE(a)	41,530	3,256,860
Ichigo Office REIT Investment	1,525	1,155,199
Immobiliare Grande Distribuzione SIIQ SpA(c)	88,873	389,689
Impact Healthcare REIT PLC	341,458	552,352
Independence Realty Trust, Inc.	130,006	3,072,042
Industrial & Infrastructure Fund Investment Corp.	2,377	4,358,341
Industrial Logistics Properties Trust	80,735	2,267,846
Ingenia Communities Group	380,066	1,879,120
Inmobiliaria Colonial Socimi SA	427,124	4,152,482
Innovative Industrial Properties, Inc.	29,972	7,885,333
InterRent Real Estate Investment Trust	165,065	2,418,090
Intervest Offices & Warehouses NV	29,233	852,508
Invesco Office J-REIT, Inc.	3,644	725,179
Invincible Investment Corp.	6,217	2,457,882
Invitation Homes, Inc.	725,379	29,921,884
Irish Residential Properties REIT PLC	562,785	1,060,444
Japan Excellent, Inc.	1,555	1,877,550
Japan Hotel REIT Investment Corp.	5,516	3,331,160
Japan Logistics Fund, Inc.	1,104	3,298,197
Japan Metropolitan Fund Invest	8,725	8,014,078
Japan Prime Realty Investment Corp.	1,093	4,009,024
Japan Real Estate Investment Corp.	1,648	10,100,976
JBG SMITH Properties	153,910	4,441,843
Kenedix Office Investment Corp.	483	3,058,229
Kenedix Residential Next Investment Corp.	1,219	2,344,416
Kenedix Retail REIT Corp.	727	1,854,976
Keppel DC REIT	1,554,391	2,752,329
Keppel Pacific Oak US REIT	1,054,200	838,089
Keppel REIT	2,728,200	2,283,401
Killam Apartment Real Estate Investment Trust	136,599	2,509,907
Kilroy Realty Corp.	146,008	9,838,019
Kimco Realty Corp.	730,801	16,516,103
Kite Realty Group Trust	270,370	5,488,511
Kiwi Property Group Ltd.	1,971,785	1,653,483
Klepierre SA	226,756	5,398,213
Land Securities Group PLC	905,340	8,505,197
Lar Espana Real Estate Socimi SA	80,137	487,278
LaSalle Logiport REIT	2,210	3,676,385
Leasinvest Real Estate SCA	5,142	474,343
Lendlease Global Commercial REIT	1,103,300	716,382
Lexington Realty Trust	340,803	4,965,500
Life Storage, Inc.	97,852	13,093,576
Link REIT	2,621,000	23,220,589
LondonMetric Property PLC	1,093,873	3,912,284
LTC Properties, Inc.	49,119	1,564,931

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LXI REIT PLC	876,092	$1,757,846
Macerich Co.	265,744	4,807,309
Mack-Cali Realty Corp.(c)	107,714	1,959,318
Manulife U.S. Real Estate Investment Trust	1,851,300	1,317,176
Mapletree Commercial Trust	2,744,247	4,438,881
Mapletree Industrial Trust	2,372,610	4,843,371
Mapletree Logistics Trust	3,597,116	5,393,996
Medical Properties Trust, Inc.	743,386	15,856,423
Mercialys SA	75,142	816,281
Merlin Properties Socimi SA	413,960	4,483,053
Mid-America Apartment Communities, Inc.	145,156	29,642,307
Mirvac Group	4,959,758	10,584,940
Mitsubishi Estate Logistics REIT Investment Corp.	485	2,097,218
Mitsui Fudosan Logistics Park, Inc.	628	3,339,048
Monmouth Real Estate Investment Corp.	117,341	2,211,878
Montea C.V.A	15,465	2,295,476
Mori Hills REIT Investment Corp.	1,977	2,680,496
Mori Trust Sogo REIT, Inc.	1,254	1,620,091
National Health Investors, Inc.	54,367	2,923,857
National Retail Properties, Inc.	219,705	9,965,819
National Storage Affiliates Trust	102,007	6,371,357
National Storage REIT	1,468,644	2,659,017
NewRiver REIT PLC	418,143	445,783
NexPoint Residential Trust, Inc.	27,131	1,921,417
Nippon Accommodations Fund, Inc.	593	3,303,839
Nippon Building Fund, Inc.	1,867	12,129,794
Nippon Prologis REIT, Inc.	2,814	9,398,855
NIPPON REIT Investment Corp.	549	2,110,470
Nomura Real Estate Master Fund, Inc.	5,615	8,408,273
NorthWest Healthcare Properties Real Estate Investment Trust	231,578	2,484,935
NSI NV	24,138	968,252
NTT UD REIT Investment Corp.	1,585	2,103,990
Office Properties Income Trust	60,554	1,551,393
Omega Healthcare Investors, Inc.	300,119	8,811,494
Orix JREIT, Inc.	3,290	5,458,454
OUE Commercial Real Estate Investment Trust	2,673,900	892,291
Paramount Group, Inc.	237,260	2,011,965
Park Hotels & Resorts, Inc.(c)	299,890	5,556,962
Parkway Life Real Estate Investment Trust	476,400	1,646,291
Pebblebrook Hotel Trust(a)	164,800	3,701,408
Physicians Realty Trust	273,584	5,200,832
Picton Property Income Ltd.	642,050	853,196
Piedmont Office Realty Trust, Inc., Class A	156,149	2,773,206
Precinct Properties New Zealand Ltd.(a)	1,553,003	1,859,081
Primary Health Properties PLC	1,643,336	3,451,392
Prime US REIT	796,700	688,393
Prologis, Inc.	928,285	134,564,194
Prosperity REIT	1,500,000	589,439
PRS REIT PLC(a)	596,491	832,655
PS Business Parks, Inc.	24,757	4,399,319
Public Storage	189,743	63,028,830
Realty Income Corp.	487,595	34,828,911
Regency Centers Corp.	212,419	14,956,422
Regional REIT Ltd.(d)	424,701	510,170
Retail Estates NV	12,212	977,947
Retail Opportunity Investments Corp.	144,993	2,576,526
Rexford Industrial Realty, Inc.	172,966	11,623,315
RioCan Real Estate Investment Trust	403,033	7,258,893
RLJ Lodging Trust	208,061	3,000,240
RPT Realty	101,833	1,353,361
Ryman Hospitality Properties, Inc.(a)(c)	66,733	5,708,341
Sabra Health Care REIT, Inc.	277,854	3,931,634

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold, Inc.(a)	22,674	$1,693,748
Safestore Holdings PLC	254,897	4,193,050
Scentre Group	6,538,812	14,914,278
Schroder Real Estate Investment Trust Ltd.	569,193	391,043
Segro PLC	1,508,409	26,660,441
Sekisui House REIT, Inc.	4,999	3,779,240
Service Properties Trust	206,893	2,228,238
Shaftesbury PLC	356,410	3,042,008
Shopping Centres Australasia Property Group	1,374,413	2,887,443
Simon Property Group, Inc.	410,454	60,164,347
SITE Centers Corp.	220,214	3,499,200
SL Green Realty Corp.	83,492	5,850,284
SmartCentres Real Estate Investment Trust	160,902	4,055,053
SOSiLA Logistics REIT Inc.	764	1,148,828
SPH REIT(a)	1,175,500	846,532
Spirit Realty Capital, Inc.	149,352	7,307,793
STAG Industrial, Inc.	205,863	8,961,216
Standard Life Investment Property Income Trust Ltd.	521,264	524,332
Starhill Global REIT	1,766,800	846,083
Starts Proceed Investment Corp.	278	584,044
Stockland	2,992,637	10,315,441
STORE Capital Corp.	307,267	10,548,476
Stride Property Group(b)	528,829	901,922
Summit Hotel Properties, Inc.(c)	133,529	1,335,290
Summit Industrial Income REIT	198,587	3,793,307
Sun Communities, Inc.	144,113	28,243,266
Sunlight Real Estate Investment Trust	1,342,000	776,171
Sunstone Hotel Investors, Inc.(c)	273,163	3,370,831
Suntec Real Estate Investment Trust(a)	2,665,500	2,951,079
Tanger Factory Outlet Centers, Inc.	125,923	2,115,506
Target Healthcare REIT PLC	643,471	1,049,702
Terreno Realty Corp.	86,871	6,352,876
Tokyu REIT, Inc.	1,120	1,879,134
Triple Point Social Housing REIT PLC(d)	494,803	660,911
Tritax Big Box REIT PLC	2,352,663	7,240,165
UDR, Inc.	371,521	20,630,561
UK Commercial Property REIT Ltd.	911,777	946,653
Unibail-Rodamco-Westfield(c)	169,956	12,135,656
UNITE Group PLC	398,532	5,950,396
United Urban Investment Corp.	3,714	4,629,719
Universal Health Realty Income Trust	16,769	955,330
Urban Edge Properties	143,879	2,522,199
Vastned Retail NV	22,978	654,849
Ventas, Inc.	494,169	26,373,800
VEREIT, Inc.	291,545	14,664,713
VICI Properties, Inc.	738,593	21,677,705
Vicinity Centres	4,727,333	6,173,820
Vornado Realty Trust	219,348	9,350,805
Warehouses De Pauw CVA	178,620	8,133,732
Washington Real Estate Investment Trust	105,215	2,667,200
Waypoint REIT	999,772	2,061,293
Welltower, Inc.	531,976	42,770,870
Wereldhave NV	50,976	791,302
Workspace Group PLC	162,989	1,833,543
WP Carey, Inc.	229,865	17,724,890
Xenia Hotels & Resorts, Inc.(c)	139,470	2,482,566
Xior Student Housing NV	26,064	1,542,655

		2,103,588,890

Security	Shares	Value

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	269,249	$2,597,635

Real Estate Management & Development — 15.9%
Aberdeen Standard European Logistics Income PLC(d)	418,567	644,434
ADLER Group SA(a)(d)	116,788	1,583,631
Aeon Mall Co. Ltd.	151,700	2,222,360
Allreal Holding AG, Registered Shares	17,399	3,678,950
Amot Investments Ltd.	195,888	1,497,302
Aroundtown SA	1,521,681	10,574,938
Atrium Ljungberg AB, B Shares	55,915	1,283,935
Azrieli Group Ltd.	47,363	4,429,546
CA Immobilien Anlagen AG	53,044	2,276,065
Capitaland Investment Ltd.(c)	3,247,200	8,283,551
Castellum AB	258,835	6,898,891
Catena AB	34,574	2,105,520
Cibus Nordic Real Estate AB	49,348	1,305,527
City Developments Ltd.(a)	599,900	3,256,533
Citycon OYJ	99,233	815,698
CK Asset Holdings Ltd.	2,487,000	15,362,334
CLS Holdings PLC	194,168	594,106
Corem Property Group AB	816,205	2,708,645
Deutsche EuroShop AG	62,369	1,269,467
Deutsche Wohnen SE	73,496	3,764,745
Dios Fastigheter AB	101,528	1,181,224
Entra ASA(d)	111,678	2,786,695
Fabege AB	322,997	5,467,215
Fastighets AB Balder, B Shares(c)	126,339	9,160,583
Grainger PLC	907,438	3,816,540
Grand City Properties SA	122,211	3,130,270
Hang Lung Properties Ltd.	2,539,000	5,892,647
Helical PLC	122,146	769,882
Henderson Land Development Co. Ltd.	1,626,000	6,808,354
Hiag Immobilien Holding AG	3,673	389,123
Hongkong Land Holdings Ltd.	1,455,500	8,037,664
Hufvudstaden AB, A Shares	137,429	2,199,035
Hulic Co. Ltd.	525,000	5,048,135
Hysan Development Co. Ltd.	784,000	2,725,686
Intershop Holding AG	1,461	914,322
Kennedy-Wilson Holdings, Inc.	149,257	3,338,879
K-fast Holding AB(c)	78,917	723,462
Kojamo Oyj	244,275	5,472,874
Kungsleden AB	235,635	3,237,649
LEG Immobilien SE	91,850	13,662,047
Lifestyle Communities Ltd.	117,737	1,943,883
Mitsubishi Estate Co. Ltd.	1,434,700	21,803,114
Mitsui Fudosan Co. Ltd.	1,159,100	26,501,472
Mobimo Holding AG	8,280	2,789,843
New World Development Co. Ltd.	1,780,507	7,722,823
Nomura Real Estate Holdings, Inc.	139,000	3,388,733
Nyfosa AB	230,672	3,891,986
Pandox AB(c)	114,789	2,023,644
Peach Property Group AG	11,471	776,761
Phoenix Spree Deutschland Ltd.	107,027	587,352
Platzer Fastigheter Holding AB, Class B	69,084	1,126,195
PSP Swiss Property AG, Registered Shares	54,867	6,858,704
Sagax AB, Class B	215,839	8,447,814
Samhallsbyggnadsbolaget i Norden AB	1,249,826	8,382,624
Shurgard Self Storage SA	30,869	1,891,282
Sino Land Co. Ltd.	4,433,405	5,827,200

3

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sirius Real Estate Ltd.	1,233,115	$2,277,813
Sumitomo Realty & Development Co. Ltd.	497,200	17,968,763
Sun Hung Kai Properties Ltd.	1,790,500	23,739,027
Swire Properties Ltd.	1,350,800	3,621,449
Swiss Prime Site AG, Registered Shares	94,066	9,563,341
TAG Immobilien AG	161,870	4,917,784
TLG Immobilien AG	8,015	293,248
Tokyo Tatemono Co. Ltd.	245,900	3,614,337
Tricon Capital Group, Inc.	299,860	4,363,671
Tritax EuroBox PLC(d)	1,028,281	1,587,383
UOL Group Ltd.	631,000	3,384,322
Vonovia SE	725,394	44,004,427
Wallenstam AB, B Shares	214,286	3,760,998
Wharf Real Estate Investment Co. Ltd.	2,067,000	11,674,949
Wihlborgs Fastigheter AB	165,067	3,913,449

		401,966,855

Total Long-Term Investments — 99.4% (Cost: $1,942,707,504)		2,508,153,380

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	19,901,322	19,911,273
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(e)(f)	9,242,119	9,242,119

Total Short-Term Securities — 1.1% (Cost: $29,153,392)		29,153,392

Total Investments — 100.5% (Cost: $1,971,860,896)		2,537,306,772

Liabilities in Excess of Other Assets — (0.5)%		(13,111,699)

Net Assets — 100.0%		$2,524,195,073

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,079,375	$—		$(7,167,816)	(a)	$4,357	$(4,643)	$19,911,273	19,901,322	$174,039	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,967,564	4,274,555	(a)	—		—	—	9,242,119	9,242,119	880		—

						$4,357	$(4,643)	$29,153,392		$174,919		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	11	12/09/21	$1,389	$(8,242)
SPI 200 Index	16	12/16/21	2,191	(29,004)
Dow Jones U.S. Real Estate Index	366	12/17/21	15,559	2,664

				$(34,582)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$1,636,364,787	$467,224,103	$—	$2,103,588,890
Health Care Providers & Services.	2,597,635	—	—	2,597,635
Real Estate Management & Development	62,700,536	339,266,319	—	401,966,855
Short-Term Securities
Money Market Funds	29,153,392	—	—	29,153,392

	$1,730,816,350	$806,490,422	$—	$2,537,306,772

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,664	$—	$—	$2,664
Liabilities
Equity Contracts	(37,246)	—	—	(37,246)

	$(34,582)	$—	$—	$(34,582)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Developed Real Estate Index Fund

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	6